Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Schedule of employees and directors stock options
	Three months ended June 30,
	2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	1,195,563	$6.30	1,097,943	$6.01
Granted	250,000	$3.66	-	$-
Forfeited and expired	(31,070)	$6.36	(6,292)	$7.23
Exercised	(35,895)	$2.69	-	$-
Outstanding at end of period	1,378,598	$6.15	1,091,651	$6.01
Exercisable at end of period	692,032	$5.96	553,331	$6.03

Non-vested at beginning of the period	482,010	$7.20	544,612	$6.02
Granted	250,000	$3.66	-	$-
Vested during the year	(14,374)	$3.63	-	$-
Forfeited during the year	(31,070)	$6.38	(6,292)	$7.23
Non-vested at the end of the period	686,566	$5.79	538,320	$6.08
	Six months ended June 30,
	2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	1,125,927	$6.47	1,083,023	$4.79
Pre-merger Bioblast options	-	$-	15,500	$90.16
Granted	320,000	$3.89	2,421	$12.21
Forfeited and expired	(31,434)	$6.39	(8,071)	$0.91
Exercised	(35,895)	$2.69	(1,222)	$3.39
Outstanding at end of period	1,378,598	$6.15	1,091,651	$6.01
Exercisable at end of period	692,032	$5.96	553,331	$6.03

Non-vested at beginning of the period	425,895	$7.21	625,302	$5.58
Granted	320,000	$3.89	2,421	$12.21
Vested during the year	(28,259)	$3.09	(81,332)	$3.22
Forfeited during the year	(31,070)	$6.37	(8,071)	$0.91
Non-vested at the end of the period	686,566	$5.79	538,320	$6.08

Schedule of consultants stock options
	Three months ended June 30,
	2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	499,115	$4.04	718,395	$3.72
Outstanding at end of period	499,115	$4.04	718,395	$3.72
Exercisable at end of period	405,920	$3.48	576,183	$5.26

Non-vested at beginning of the period	93,194	$6.27	142,212	$6.29
Vested during the year	-	$-	-	$-
Non-vested at the end of the period	93,194	$6.27	142,212	$6.29
	Six months ended June 30,
	2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	499,115	$4.04	718,395	$3.72
Outstanding at end of period	499,115	$4.04	718,395	$3.72
Exercisable at end of period	405,920	$3.48	576,183	$5.26

Non-vested at beginning of the period	100,456	$6.27	149,474	$6.20
Vested during the year	(7,262)	$6.22	(7,262)	$6.22
Non-vested at the end of the period	93,194	$6.27	142,212	$6.29

Schedule of exercise prices and remaining contractual life
Exercise price	Number of options outstanding	Remaining contractual Life (in years)	Intrinsic Value of Options Outstanding	No. of options exercisable
$2.69	688,026	5.02	1,630,623	686,720
$3.66	250,000	9.84	349,250	13,889
$4.68	66,500	9.76	25,270	-
$6.22	687,303	7.55	-	377,329
$8.19	150,000	9.39	-	-
$10.12	12,943	8.43	-	3,909
$12.21	2,421	8.75	-	605
$21.40	5,020	9.07	-	-
$90.16	15,500	1.19	-	15,500
	1,877,713		$2,005,143	1,097,952

Schedule of share-based compensation expenses related to grants under the Equity Incentive Plan
	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Research & development	$104	$31	$200	$444
General & administrative	84	100	120	199
Total	$188	$131	$320	$643